Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Statement of Stockholders' Equity [Abstract]
Issuance of shares upon public offering, price per share | $ / shares	$ 1.65
Issuance of shares upon public offering, issuance expenses | $	$ 1,126